Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Comprehensive Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income before income taxes and (provision for) recovery of income taxes were as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Income before income taxes
Domestic	1,920,503	133,757
Foreign	1,220,089	106,607
	3,140,592	240,364

Current income tax (expense) recovery
Domestic	(1,815)	54,251
Foreign	(33,155)	(19,907)
	(34,970)	34,344
Deferred income tax (expense) recovery
Domestic	(191,589)	(12,552)
Foreign	626	57,353
	(190,963)	44,801

(Provision for) recovery of income taxes	(225,933)	79,145

Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected income tax (expense) recovery to the actual (provision for) recovery of income taxes reported in the consolidated statements of operations and comprehensive income for the years ended December 31, 2021 and 2020 is as follows:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Income before income taxes	3,140,592	240,364
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2020 - 26.5%)	(832,446)	(63,711)
Permanent differences
Net unrealized gain on equity and other investments	377,707	17,917
Stock-based compensation	155,011	122,882
Foreign tax rate differential	75,940	16,825
Tax credits recognized during the year	27,244	1,900
Change in valuation allowance	(17,805)	(18,973)
Other items	(11,584)	2,305
(Provision for) recovery of income taxes	(225,933)	79,145

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	$	$
Deferred tax assets
Tax loss carryforwards	261,945	101,209
Accruals and reserves	55,337	21,926
Investment tax credits	42,697	13,464
Capital and intangible assets	41,790	50,297
Stock-based compensation expense	33,909	16,653
Scientific Research and Experimental Development expenditures carryforwards	20,189	—
Lease liabilities	62,418	39,220
Share issuance costs	11,403	14,423
Total deferred tax assets, before valuation allowance	529,688	257,192
Valuation allowance	(179,115)	(123,345)
Total deferred tax assets	350,573	133,847

Deferred tax liabilities
Equity and other investments	(275,037)	(17,917)
Outside basis difference of foreign subsidiaries	(130,419)	(616)
Lease assets	(45,184)	(29,928)
Intangible assets	(33,652)	(32,521)
Other deferred tax liabilities	(1,339)	(188)
Total deferred tax liabilities	(485,631)	(81,170)

Total deferred tax (liabilities) assets, net	(135,058)	52,677